MERRILL LYNCH
BALANCED FUND FOR
INVESTMENT AND
RETIREMENT, INC.






FUND LOGO






Quarterly Report

December 31, 1995





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Balanced Fund for
Investment and
Retirement, Inc.
Box 9011
Princeton, NJ
08543-9011





Merrill Lynch Balanced Fund for Investment and Retirement, Inc.



PORTFOLIO SUMMARY AS OF DECEMBER 31, 1995


Security Diversification


Pie graph depicting Security Diversification as a percentage of net assets as of December 31, 1995

US Stocks                                  52.2%
International Stocks                       10.3%
US Bonds                                   25.8%
International Bonds                         4.4%
Cash                                        5.3%


US Stock Sector Allocation


Pie graph depicting US Stock Sector Allocation as a percentage of net assets as of December 31, 1995

Capital Spending                           36.2%
Energy                                      8.3%
Basic Inustry                              10.5%
Credit-Sensitive &
  Financial Services                       12.5%
Utilities                                   8.3%
Consumer Cyclicals                          7.0%
Consumer Staples                           17.2%

US Domiciled Common Stock                                  S&P
Investments                                Fund            500*

After-Tax Profit Margin                     8.0%           7.3%
Yield                                       2.0%           2.2%
Price/Earnings Ratio**                     19.0           18.0
Return on Equity                           18.2%          18.0%
Average Capitalization (in billions)      $16.6           $9.0
Earnings Growth Rate (5 yr. average)       16.0%          14.0%

[FN]
 *An unmanaged broad-based index comprised of common stocks.
**Based on 1995 earnings estimates.



                                                       Merrill Lynch
Fixed-Income Investments                   Fund          B0A0 Index*

Duration                                    5.0 Years      5.7 Years
Average Maturity                            8.2 Years      9.6 Years
Asset Breakdown:
  US Treasuries/Agencies                   76.9%               76.0%
  Corporates                               11.4%               24.0%
  International Governments                11.7%                  --

[FN]
*An unmanaged market-weighted corporate and Government master bond index reflecting approximately 97% of total outstanding US bonds.



                                   Percent of
Currency Diversification           Net Assets

US Dollar                               86.8%
Japanese Yen                             4.3
German Mark                              3.5
Australian Dollar                        1.8
Netherlands Guilder                      0.8
Mexican Peso                             0.7
Hong Kong Dollar                         0.7
Norwegian Krone                          0.6
Indonesian Rupiah                        0.5
Canadian Dollar                          0.3



Percent of US Equities vs.                    S&P
S&P 500 Index                   Fund    vs.   500*

Basic Industry                  10.5%         7.1%
Capital Spending                36.2         19.8
Conglomerates                    0.0          1.0
Consumer Cyclicals               7.0          7.6
Consumer Staples                17.2         28.0
Credit-Sensitive &
Financial Services              12.5         12.9
Energy                           8.3          9.7
Transports                       0.0          1.6
Utilities                        8.3         12.3

[FN]
*An unmanaged broad-based index comprised of common stocks.

DEAR SHAREHOLDER


Economic Background
The US economy showed numerous signs of deceleration throughout the fourth quarter of 1995, which gave rise to continuing speculation that the Federal Reserve Board would move overtly to reaccelerate the economy through a reduction in short-term interest rates. Expectations of lower interest rates became the prevalent point of view late in 1995 as labor costs were well behaved, commodity prices advanced modestly, consumer spending was decelerating and the Federal budget deficit was shrinking. Although forecasters of corporate profits were less enthusiastic than they were earlier in 1995, it was reasoned that lower interest rates would lead to economic reacceleration in 1996, a presidential election year. Moreover, if interest rates declined, which they did, bonds would represent less potent competition to equities which would achieve higher price/earnings multiples while bond yields declined.

Historically, US budgets were agreed on in Congress and signed into law by presidents as the fiscal year began on September 1. Recent budgets have been less timely as the major political parties have conducted a tug of war with the purse strings. In the fourth month of this fiscal year, continuing funding resolutions expired, government departments deemed non-critical closed and employees were furloughed while the optimal balanced budget was negotiated. Meanwhile, the US budget deficit as a percent of gross domestic product (GDP) has shrunk to among the lowest of developed economies in the world. Nonetheless, our electorate and much of the investing public continues to be concerned over the size of the national debt and the cost of carrying that debt, which in fact preempts our spending priorities. Much of the revenue collected by Washington goes to pay interest on the national debt annually, an expense which must be covered before mandated spending, entitlements and discretionary spending. Investors seem upbeat that we are making progress as revenues are growing faster than expenditures and the budget deficit is shrinking, but are very troubled when talks to reach agreement on future deficit reduction do not progress.

Meanwhile, American industry has continued to improve its competitive position by substituting capital for labor and improving productivity while employing innovative software solutions which have added a new dimension to American ingenuity. All of this has enabled corporate profits to rise to 8% of GDP, nearing the historic peak of 9% achieved in the 1970s. Additionally, the improved trade position has enabled the US dollar to firm in the currency markets, increasing demand for US dollar-based investments at a time when we are doing more saving domestically. This is also putting downward pressure on yield levels and pushing price/earnings multiples upward.

Investment Strategy
In the above context, we held an overweighted position in credit-sensitive equities and assumed a modestly more defensive posture by building the consumer staples and energy groups at the expense of the capital spending and consumer cyclical groups which normally are more sensitive to economic conditions. The Fund's bond portfolio was shifted in favor of US dollar-denominated bonds as the dollar strengthened. Since we do not anticipate a major decline in long-term interest rates, we have not extended the average life of the bond portfolio. Before calendar year-end 1996 it is likely the pace of economic activity will reaccelerate, suggesting it would not be appropriate to maintain a portfolio with extended maturities. Earlier steps to secure profits in the technology groups proved appropriate as they underperformed consumer staples during the December quarter.

Since developing economies, particularly those that have tied their currency to the US dollar, tend to outperform during periods of low short-term US interest rates, we have gradually increased the Fund's allocation to non-US stocks, emphasizing the developing economies in the Pacific Rim and Japan which is struggling to reaccelerate economic activity. Unusually low interest rates in Japan, coupled with banking system reform, give much incentive to be positive on Japanese equities.

In Conclusion
We thank you for your continued investment in Merrill Lynch Balanced Fund for Investment and Retirement, Inc.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Denis B. Cummings)
Denis B. Cummings
Vice President and Portfolio Manager





January 24, 1996






PROXY RESULTS

During the six-month period ended December 31, 1995, Merrill Lynch Balanced Fund for Investment and Retirement, Inc. stockholders voted on the following proposal. The proposal was approved at a special stockholders' meeting on January 25, 1996. The description of the proposal and number of shares voted are as follows:

                                                                                    Shares Voted    Shares Voted    Shares Voted
                                                                                        For           Against         Abstain
1. To consider and act upon a proposal to approve the Agreement and Plan of          27,818,408      1,516,935       1,726,538
   Reorganization between the Fund and Merrill Lynch Global Allocation Fund, Inc.




PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent Performance Results
                                                                                                     12 Month        3 Month
                                                        12/31/95       9/30/95        12/31/94       % Change        % Change
ML Balanced Fund Class A Shares*                         $11.37         $11.56         $10.19         +14.28%(1)      +0.73%(1)
ML Balanced Fund Class B Shares*                          11.60          11.75          10.37         +14.51(1)       +1.06(1)
ML Balanced Fund Class C Shares*                          11.43          11.60          10.27         +13.97(1)       +0.90(1)
ML Balanced Fund Class D Shares*                          11.35          11.54          10.18         +14.19(1)       +0.73(1)
ML Balanced Fund Class A Shares--Total Return*                                                        +19.62(2)       +3.96(3)
ML Balanced Fund Class B Shares--Total Return*                                                        +18.25(4)       +3.62(5)
ML Balanced Fund Class C Shares--Total Return*                                                        +18.34(6)       +3.64(7)
ML Balanced Fund Class D Shares--Total Return*                                                        +19.26(8)       +3.83(9)
S&P 500/ML B0A0 Blended Index--Total Return**                                                         +28.27          +5.32

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based index comprised of corporate bonds, government bonds and common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1)Percent change includes reinvestment of $0.269 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.525 per share ordinary income dividends and $0.269 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.365 per share ordinary income dividends and $0.269 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.376 per share ordinary income dividends and $0.269 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.294 per share ordinary income dividends and $0.269 per share capital gains distributions.
(6)Percent change includes reinvestment of $0.434 per share ordinary income dividends and $0.269 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.311 per share ordinary income dividends and $0.269 per share capital gains distributions.
(8)Percent change includes reinvestment of $0.498 per share ordinary income dividends and $0.269 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.351 per share ordinary income dividends and $0.269 per share capital gains distributions.


PERFORMANCE DATA (continued)


Performance Summary--Class A Shares
                                     Net Asset Value    Capital Gains
Period Covered                   Beginning      Ending   Distributed   Dividends Paid*  % Change**
10/27/88--12/31/88                 $11.18      $10.78        $0.008        $0.364         - 0.23%
1989                                10.78       11.93          --           0.767         +18.12
1990                                11.93       10.57         0.377         0.719         - 2.31
1991                                10.57       12.85          --           0.457         +26.40
1992                                12.85       12.08         0.745         0.546         + 4.16
1993                                12.08       12.33         1.013         0.604         +15.93
1994                                12.33       10.19         0.885         0.441         - 6.55
1995                                10.19       11.37         0.269         0.525         +19.62
                                                             ------        ------
                                                       Total $3.297  Total $4.423

                                                  Cumulative total return as of 12/31/95: +96.44%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Performance Summary--Class B Shares
                                     Net Asset Value    Capital Gains
Period Covered                   Beginning      Ending   Distributed   Dividends Paid*  % Change**
11/29/85--12/31/85                 $10.00      $10.19          --            --           + 1.90%
1986                                10.19       11.03        $0.280        $0.250         +13.53
1987                                11.03       10.52         0.222         0.496         + 1.75
1988                                10.52       10.78         0.008         0.582         + 8.14
1989                                10.78       11.95          --           0.634         +17.01
1990                                11.95       10.64         0.377         0.547         - 3.30
1991                                10.64       12.93          --           0.329         +24.96
1992                                12.93       12.18         0.745         0.409         + 3.19
1993                                12.18       12.44         1.013         0.467         +14.67
1994                                12.44       10.37         0.885         0.262         - 7.38
1995                                10.37       11.60         0.269         0.376         +18.25
                                                             ------        ------
                                                       Total $3.799  Total $4.352

                                                 Cumulative total return as of 12/31/95: +133.23%**


 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class C Shares
                                     Net Asset Value    Capital Gains
Period Covered                   Beginning      Ending   Distributed   Dividends Paid*  % Change**
10/21/94--12/31/94                 $11.74      $10.27        $0.885        $0.246         - 2.86%
1995                                10.27       11.43         0.269         0.434         +18.34
                                                             ------        ------
                                                       Total $1.154  Total $0.680

                                                  Cumulative total return as of 12/31/95: +14.97%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)


Performance Summary--Class D Shares
                                     Net Asset Value    Capital Gains
Period Covered                   Beginning      Ending   Distributed   Dividends Paid*  % Change**
10/21/94--12/31/94                 $11.66      $10.18        $0.885        $0.262         - 2.82%
1995                                10.18       11.35         0.269         0.498         +19.26
                                                             ------        ------
                                                       Total $1.154  Total $0.760

                                                  Cumulative total return as of 12/31/95: +15.90%**


 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.




Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/95                       +19.62%        +13.34%
Five Years Ended 12/31/95                 +11.28         +10.08
Inception (10/27/88)
through 12/31/95                          + 9.86         + 9.04

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/95                       +18.25%        +14.25%
Five Years Ended 12/31/95                 +10.12         +10.12
Ten Years Ended 12/31/95                  + 8.63         + 8.63

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/95                       +18.34%        +17.34%
Inception (10/21/94)
through 12/31/95                          +12.38         +12.38

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/95                       +19.26%        +13.00%
Inception (10/21/94)
through 12/31/95                          +13.15         + 8.15

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

SCHEDULE OF INVESTMENTS
                                    Face                                                                            Percent of
Industries                         Amount*             Corporate Bonds                      Cost          Value     Net Assets
Financial Services        $       10,000,000  Ford Capital BV, 9.375% due 1/01/1998    $ 10,037,900     $ 10,709,600    1.7%
                                   5,000,000  Landeskreditbank, N.V., 7.875% due
                                              4/15/2004                                   4,972,067        5,609,500    0.9


                                              Total Investments in Corporate Bonds       15,009,967       16,319,100    2.6


Country                                        Foreign Government & Agency Obligations

Italy                              5,000,000  Republic of Italy, 8.75% due 2/08/2001      5,373,050        5,582,820    0.9


                                              Total Investments in Foreign Government
                                              & Agency Obligations                        5,373,050        5,582,820    0.9


                                                  US Government & Agency Obligations

United States                                 Federal Home Loan Mortgage Corp.,
                                              REMIC (a):
                                  10,000,000    Series, 6.30% due 5/15/2008               9,210,937        9,826,563    1.5
                                   4,910,000    1243-HP, 5.625% due 2/25/2015             4,788,017        4,854,763    0.8
                                              Federal National Mortgage Association:
                                   9,251,954    8% due 10/01/2024                         8,834,170        9,581,508    1.5
                                  18,717,881    8% due 12/01/2024                        18,387,394       19,384,612    3.0
                                              US Treasury Notes:
                                  55,000,000    7.875% due 8/15/2001                     53,943,600       61,427,850    9.6
                                  25,000,000    6.25% due 2/15/2003                      25,710,937       26,082,000    4.1
                                  22,000,000  US Treasury STRIPS++, 5.35% due
                                              5/15/2000 (b)                              16,747,244       17,468,880    2.7


                                              Total Investments in US Government
                                              & Agency Obligations                      137,622,299      148,626,176   23.2


                                                      Foreign Obligations

Germany                   DM      31,000,000  Bundes, 5.75% due 8/20/1998                22,444,131       22,528,630    3.5


                                              Total Investments in Foreign
                                              Obligations                                22,444,131       22,528,630    3.5

                                              Total Investments in Corporate Bonds,
                                              Foreign Government & Agency
                                              Obligations, US Government & Agency
                                              Obligations & Foreign Obligations         180,449,447      193,056,726   30.2


                                     Shares
                                      Held           US Stocks

Basic Industry

Aluminum                             125,000  Aluminum Co. of America (ALCOA)             6,893,308        6,609,375    1.0


Chemicals                             61,000  Dow Chemical Company (The)                  4,633,938        4,292,875    0.7
                                     150,000  du Pont (E.I.) de Nemours & Co.            10,389,955       10,481,250    1.7
                                      90,000  Engelhard Corporation                       2,751,452        1,957,500    0.3
                                     140,000  IMC Fertilizer Group, Inc.                  4,196,080        5,722,500    0.9
                                      55,000  PPG Industries, Inc.                        2,464,430        2,516,250    0.4


Packaging                             50,000  Crown Cork & Seal Co., Inc.                 1,912,840        2,087,500    0.3


Paper                                 60,000  ALCO Standard Corp.                         2,644,460        2,737,500    0.4


                                              Total Basic Industry                       35,886,463       36,404,750    5.7



SCHEDULE OF INVESTMENTS (continued)
                                    Shares                                                                          Percent of
Industries                           Held                 US Stocks                         Cost          Value     Net Assets

Capital Spending
Aerospace                            125,000  Boeing Company (The)                     $  7,925,190     $  9,796,875    1.5%
                                      75,000  Crane Company                               2,691,213        2,765,625    0.4
                                     135,000  United Technologies Corp.                  10,853,255       12,808,125    2.0


Communication                        100,000  ADC Telecommunications, Inc.                3,538,774        3,625,000    0.6
Equipment                            100,000  DSC Communications Corp.                    4,052,678        3,687,500    0.6

Computer Equipment                    50,000  cisco Systems, Inc.                         4,037,500        3,731,250    0.6


Computer Services                    175,000  Computer Sciences Corp.                     6,650,971       12,293,750    1.9
                                     240,000  General Motors Corp. (Class E)              9,927,011       12,480,000    1.9


Electrical Equipment                 165,000  General Electric Co.                        9,160,779       11,880,000    1.9


Electronics                           90,000  Solectron Corp.                             2,554,952        3,971,250    0.6


Environmental                        550,000  Wheelabrator Technologies, Inc.             7,310,684        9,212,500    1.4
Control


Hotel/Gaming                         114,000  ITT Corp.                                   4,221,738        6,042,000    0.9


Machinery &                          150,000  York International Corp.                    6,687,115        7,050,000    1.1
Equipment


Miscellaneous--                      100,000  Minnesota Mining & Manufacturing Co.        6,841,105        6,625,000    1.0
Capital Spending


Office Equipment                     380,000  Danka Business Systems PLC (ADR)(c)(1)      6,702,445       14,012,500    2.2
                                      60,000  Harris Corp.                                3,469,309        3,277,500    0.5


Process Controls                       5,300  Johnson Controls, Inc.                        325,605          364,375    0.1


Semiconductors                        50,000  Texas Instruments, Inc.                     3,771,749        2,587,500    0.4


                                              Total Capital Spending                    100,722,073      126,210,750   19.6


Consumer Cyclicals

Appliances                           230,000  Singer Co. N.V. (ADR)(c)(1)                 6,382,382        6,411,250    1.0


Automotive                           305,000  Ford Motor Company                          9,068,012        8,845,000    1.4

Automotive Equipment                 114,000  ITT Industries Inc.                         1,947,220        2,736,000    0.4
                                      55,000  Magna International, Inc. (ADR)(c)(1)       2,005,798        2,378,750    0.4


Retail                                95,000  Sears, Roebuck and Co.                      2,561,323        3,705,000    0.6


                                              Total Consumer Cyclicals                   21,964,735       24,076,000    3.8



SCHEDULE OF INVESTMENTS (continued)
                                    Shares                                                                          Percent of
Industries                           Held                 US Stocks                         Cost          Value     Net Assets
Consumer Staples

Consumer--Services                   225,000  H & R Block, Inc.                        $  8,896,652     $  9,112,500    1.4%


Foods                                 70,000  General Mills, Inc.                         3,396,222        4,042,500    0.6


Healthcare                           400,000  Humana Inc.                                 8,564,795       10,950,000    1.7


Household Products                    50,000  Clorox Company                              3,953,875        3,581,250    0.6
                                      75,000  Colgate-Palmolive Company                   5,610,750        5,268,750    0.8


Pharmaceuticals                      110,000  American Home Products Corp.                8,542,162       10,670,000    1.7
                                      70,000  Merck & Co., Inc.                           4,188,187        4,602,500    0.7


Photography                          160,000  Eastman Kodak Co.                           8,746,145       10,720,000    1.7


Restaurants                           29,500  Darden Restaurants Inc.                       316,286          350,313    0.1


                                              Total Consumer Staples                     52,215,074       59,297,813    9.3


Credit-Sensitive & Financial Services

Banking                              250,000  The Bank of New York Co.                    7,473,216       12,187,500    1.9
                                      15,000  The Bank of New York Co. (Warrants)(d)        168,750          541,875    0.1
                                     100,000  BankAmerica Corp.                           4,765,703        6,475,000    1.0


Insurance                            140,000  Aetna Life & Casualty Co.                   8,227,835        9,695,000    1.5
                                     155,000  Allstate Corp.                              4,889,885        6,374,375    1.0
                                     114,000  ITT Hartford Group, Inc.                    4,188,594        5,514,750    0.9
                                      70,000  National Re Corp.                           2,016,028        2,660,000    0.4


                                              Total Credit-Sensitive & Financial
                                              Services                                   31,730,011       43,448,500    6.8


Energy

Oil--Integrated                      275,000  Chevron Corp.                              13,883,842       14,437,500    2.3
                                     125,000  Mobil Oil Corp.                             9,757,153       14,000,000    2.2


                                              Total Energy                               23,640,995       28,437,500    4.5


Utilities


Utilities--                          180,000  GTE Corp.                                   5,790,102        7,920,000    1.2
Communications                       180,000  SBC Communications Inc.                     8,015,735       10,350,000    1.6
                                     310,000  WorldCom, Inc.                              7,317,232       10,927,500    1.7


                                              Total Utilities                            21,123,069       29,197,500    4.5


                                              Total Investments in US Stocks            287,282,420      347,072,813   54.2



SCHEDULE OF INVESTMENTS (continued)
                                    Shares                                                                          Percent of
Industries                           Held               Foreign Stocks                      Cost          Value     Net Assets

Australia
Media/Publishing                     600,000  News Corp. Ltd. (Preferred)(ADR)
                                              (c)(1)                                   $ 10,451,056     $ 11,550,000    1.8%

Canada

Appliances                           280,000  Semi-Tech Corp.                             4,108,297        1,949,718    0.3


Hong Kong

Banking                              286,378  HSBC Holdings PLC                           1,750,973        4,333,449    0.7


Indonesia

Telecommunications                    20,000  P.T. Indonesian Satellite (ADR)(c)(1)         701,901          730,000    0.1
                                      60,000  P.T. Telekomunikasi Indonesia               1,357,585        1,515,000    0.2


Tobacco                               74,500  P.T. Hanjaya Mandala Sampoerna                415,075          776,313    0.1


Japan

Electronics                           70,000  Advantest Corp.                             3,441,308        3,593,568    0.6
                                      45,000  Kyocera Corp.                               3,995,841        3,343,181    0.5
                                     240,000  Sharp Corp.                                 3,564,993        3,835,723    0.6
                                      75,000  Tokyo Electron Ltd.                         2,928,405        2,905,850    0.5


Financial Services                   360,000  Nomura Securities Co., Ltd.                 7,080,991        7,845,796    1.2


Insurance                            250,000  Tokio Marine & Fire Insurance Co.           2,976,505        3,269,082    0.5


Office Equipment                     150,000  Canon, Inc.                                 2,752,380        2,716,970    0.4


Mexico

Multi-Industry                       433,800  Grupo Carso, S.A. de C.V. (ADR)(c)(1)       3,832,850        4,392,225    0.7


Netherlands

Computer Services                    112,800  Getronics N.V.                              4,941,210        5,282,548    0.8


Norway

Telecommunications                   120,000  Nera AS                                     3,422,047        3,913,064    0.6

Banking

Banking                              354,300  Espirito Santo Financial Holdings
                                              S.A. (ADR)(c)(1)                            4,675,168        4,207,312    0.7


                                              Total Investments in Foreign Stocks        62,396,585       66,159,799   10.3


                                              Total Investments in US & Foreign
                                              Stocks                                    349,679,005      413,232,612   64.5



SCHEDULE OF INVESTMENTS (concluded)
                                     Face                                                                           Percent of
                                    Amount*                 Issue                           Cost          Value     Net Assets
Commercial Paper**               $10,000,000  British Gas Capital Corp., 5.72%
                                              due 1/08/1996                            $  9,985,700     $  9,985,700    1.6%
                                  12,000,000  Goldman Sachs Group L.P., 5.75% due
                                              1/03/1996                                  11,992,333       11,992,333    1.9
                                   8,727,000  Morgan Stanley Group, Inc., 5.65%
                                              due 1/22/1996                               8,695,498        8,695,498    1.3


                                              Total Investments in Short-Term
                                              Securities                                 30,673,531       30,673,531    4.8


Total Investments                                                                      $560,801,983      636,962,869   99.5
                                                                                       ============
Other Assets Less Liabilities                                                                              3,420,105    0.5
                                                                                                        ------------  ------
Net Assets                                                                                              $640,382,974  100.0%
                                                                                                        ============  ======


Net Asset Value:              Class A--Based on net assets of $30,814,203 and
                                       2,710,630 shares outstanding                                     $      11.37
                                                                                                        ============
                              Class B--Based on net assets of $136,519,799 and
                                       11,766,611 shares outstanding                                    $      11.60
                                                                                                        ============
                              Class C--Based on net assets of $1,221,940 and
                                       106,909 shares outstanding                                       $      11.43
                                                                                                        ============
                              Class D--Based on net assets of $471,827,032 and
                                       41,555,739 shares outstanding                                    $      11.35
                                                                                                        ============

(a)Real Estate Mortgage Investments Conduits (REMIC).
(b)Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(c)American Depositary Receipts (ADR).
(d)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
  *Denominated in US dollars unless otherwise indicated.
 **Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(1)Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
 ++Separate Trading of Registered Interest and Principal of
   Securities (STRIPS).



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Richard L. Reller, Senior Vice President
Donald C. Burke, Vice President
Denis B. Cummings, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Jerry Weiss, Secretary

Custodian
The Chase Manhattan Bank, N.A.
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863